--------------------------
                                                              OMB Approval
                                                      --------------------------
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2006
                                                      Estimated  average  burden
                                                      hours per response....22.8
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2003

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /S/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                February 17, 2004



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       130

                    Form 13 F Information Table Value Total:

                             $ 3,923,306 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.


Farallon Capital Management
FORM 13F
31-Dec-03


Column 1                       Column 2       Column 3     Column 4  Column 5              Column 6 Columne 7 Column 8

                                                                                                              Voting Authority
                                                                                                              ------------------
                               Title of        CUSIP       Value        Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer                 Class           Number      (x$1000)     Prn Amt Prn  Call  Dscretn  Mngrs           Sole Shared None
--------------                 --------------- ---------   --------  ---------- ---  ----  -------  -----     ---------- ------ ----

Acxiom Corp                    COM             005125109     15,562     835,306 SH          Other      1         835,306
AdvancePCS                     COM             00790K109    151,888   2,877,210 SH          Other      1       2,877,210
Agere Systems                  CL B            00845V209     46,225  15,939,777 SH          Other      1      15,939,777
Agere Systems Inc A            CL A            00845V100      8,817   2,890,717 SH          Other      1       2,890,717
Agilent Tech Inc               DBCV 3.000%12/0 00846UAB7        550     500,000 PRN         Other      1         500,000
Allied Waste Inds Inc          PFD SR C CONV   019589605     68,689     897,900 SH          Other      1         897,900
AMC Entertainment Inc.         COM             001669100      5,672     372,900 SH          Other      1         372,900
America Movil (ADR ser L)      SPON ADR L SHRS 02364W105      6,425     235,000 SH          Other      1         235,000
American Financial REIT        COM             02607P305     10,811     634,100 SH          Other      1         634,100
Ameristar Casinos              COM             03070Q101     12,999     531,210 SH          Other      1         531,210
Amylin Pharmaceuticals Inc     COM             032346108     85,547   3,850,000 SH          Other      1       3,850,000
Anchor Glass Container Corp    COM NEW         03304B300      5,339     333,700 SH          Other      1         333,700
Anthem Inc.                    COM             03674B104    115,312   1,537,500 SH          Other      1       1,537,500
Arch Capital Group             ORD             G0450A105     31,403     787,824 SH          Other      1         787,824
Argosy Gaming                  COM             040228108      8,444     324,900 SH          Other      1         324,900
Aspen Insurance Holdings Ltd.  SHS             G05384105      4,962     200,000 SH          Other      1         200,000
Atherogenics Inc.              COM             047439104     22,373   1,505,608 SH          Other      1       1,505,608
Banco Latinoamericano Exp      CL E            P16994132     63,382   3,296,012 SH          Other      1       3,296,012
Barnes and Noble.com           CL A            067846105      6,446   2,200,000 SH          Other      1       2,200,000
Bay View Capital Corporation   COM             07262L101      1,390     649,700 SH          Other      1         649,700
Beasley Broadcast Group A      COM             074014101      5,567     336,574 SH          Other      1         336,574
Berkshire Hathaway             CL A            084670108     22,747         270 SH          Other      1             270
Big City Radio                 CL A            089098107        415     319,000 SH          Other      1         319,000
Bisys Group Inc.               COM             055472104      2,006     134,800 SH          Other      1         134,800
Boardwalk Equities Inc         COM             096613104      1,404     101,600 SH          Other      1         101,600
Boise Cascade                  COM             097383103     98,052   2,983,936 SH          Other      1       2,983,936
Bruker Biosciences Corp        COM             116794108     13,237   2,909,266 SH          Other      1       2,909,266
Buffalo Wild Wings Inc.        COM             119848109      3,371     130,300 SH          Other      1         130,300
CapitalSource Inc.             COM             14055X102    646,373  29,814,246 SH          Other      1      29,814,246
Carter's Inc.                  COM             146229109      3,181     125,000 SH          Other      1         125,000
Catalina Marketing Corp        COM             148867104      9,126     452,700 SH          Other      1         452,700
Catalytica Energy Systems      COM             148884109      7,979   2,280,338 SH          Other      1       2,280,338
Charter Communications '05     NOTE 5.75%10/1  16117MAB3     29,791  31,525,000 PRN         Other      1      31,525,000
Citigroup Inc                  W EXP 99/99/99  172967127      9,721   9,170,738 SH          Other      1       9,170,738
Citizens Communications        COM             17453B101      4,782     385,000 SH          Other      1         385,000
City Investing CO Liq Trust    UNIT BEN INT    177900107     23,725  12,356,596 SH          Other      1      12,356,596
Columbia Laboratories Inc.     COM             197779101      6,686   1,061,300 SH          Other      1       1,061,300
Companhia Vale Do Rio Doce     SPONS ADR       204412209     10,606     181,302 SH          Other      1         181,302
Compania Anonima Nacionl Tel   SPON ADR D      204421101      5,075     332,600 SH          Other      1         332,600
Concord EFS                    COM             206197105     57,208   3,855,000 SH          Other      1       3,855,000
Consol Energy Inc.             COM             20854P109     20,720     800,028 SH          Other      1         800,028
Copper Mountain Networks Inc.  COM NEW         217510205        344      31,967 SH          Other      1          31,967
Countrywide Financial Corp     COM             222372104     67,759     893,330 SH          Other      1         893,330
CSG Systems Intl Inc           COM             126349109     60,000   4,803,796 SH          Other      1       4,803,796
D&E Communications             COM             232860106      3,966     273,300 SH          Other      1         273,300
Darden Restaurants Inc.        COM             237194105     33,601   1,597,000 SH          Other      1       1,597,000
Delta & Pine Land Co.          COM             247357106     10,602     417,400 SH          Other      1         417,400
Dobson Communications Corp     CL A            256069105      2,628     400,000 SH          Other      1         400,000
Dreyer's Grand Ice Cream       COM A CALL PUT  261877104     44,993     578,686 SH          Other      1         578,686
DST Systems Inc.               COM             233326107     54,514   1,305,400 SH          Other      1       1,305,400
Elan Corp PLC                  W EXP 08/31/20  G29539163        275   1,374,400 SH          Other      1       1,374,400
Epresence Inc                  COM             294348107        937     250,000 SH          Other      1         250,000
Federal Home LN MTG Corp       COM             313400301     20,995     360,000 SH          Other      1         360,000
FleetBoston Financial          COM             339030108    393,335   9,011,100 SH          Other      1       9,011,100
Friedman's Inc                 CL A            358438109        504      75,100 SH          Other      1          75,100
FTD Inc                        CL A            30265Q109     11,550     468,750 SH          Other      1         468,750
G & K Services Inc             CL A            361268105     15,706     427,382 SH          Other      1         427,382
Gartner Group                  COM             366651107      3,557     314,500 SH          Other      1         314,500
Gartner Group                  CL B            366651206     13,435   1,234,880 SH          Other      1       1,234,880
Genetronics Biomedical Corp    COM             371916107        250     200,000 SH          Other      1         200,000
Globespanvirata Inc.           COM             37957V106      1,340     229,000 SH          Other      1         229,000
Golf Trust of America          COM             38168B103        278     112,200 SH          Other      1         112,200
Halliburton Co.                COM             406216101      3,640     140,000 SH          Other      1         140,000
Igen International Inc         COM             449536101     17,661     300,000 SH          Other      1         300,000
Insurance Auto Auctions        COM             457875102     23,846   1,827,300 SH          Other      1       1,827,300
Invitrogen Corp                NOTE 2.25%12/1  46185RAD2     13,674  13,000,000 PRN         Other      1      13,000,000
Invitrogen Corp                COM             46185R100      8,833     126,354 SH          Other      1         126,354
Jones Lang Lasalle Inc         COM             48020Q107      1,713      82,616 SH          Other      1          82,616
Juno Lighting                  COM NEW         482047206      8,400     373,349 SH          Other      1         373,349
Kansas City Southern           COM NEW         485170302      7,391     516,100 SH          Other      1         516,100
Korn/Ferry International       COM NEW         500643200     13,228     991,600 SH          Other      1         991,600
La Quinta Corp                 PAIRED CTF      50419U202      1,949     304,000 SH          Other      1         304,000
Laboratory Crp of Amer Hldgs   COM NEW         50540R409     77,281   2,091,500 SH          Other      1       2,091,500
LECG Corp                      COM             523234102      2,289     100,000 SH          Other      1         100,000
Lennar Corp- B                 CL B            526057302     32,813     359,000 SH          Other      1         359,000
Libbey Inc.                    COM             529898108     17,125     601,300 SH          Other      1         601,300
Liberty Media (A)              COM SER A       530718105     31,539   2,652,566 SH          Other      1       2,652,566
Medtronic Inc.                 DBCV 1.25%9/1   585055AB2     47,507  46,320,000 PRN         Other      1      46,320,000
Methanex Corp                  COM             59151K108     17,736   1,579,302 SH          Other      1       1,579,302
MI Dev Inc                     CL A SUB VTG    55304X104     16,805     601,900 SH          Other      1         601,900
Midas Inc                      COM             595626102      5,906     413,000 SH          Other      1         413,000
Montpelier Re Holdings         SHS             G62185106     55,050   1,500,000 SH          Other      1       1,500,000
Moore Wallace Inc.             COM             615857109      2,809     150,000 SH          Other      1         150,000
MTR Gaming Group Inc.          COM             553769100      9,051     878,780 SH          Other      1         878,780
Newcastle Investment Corp      COM             65105M108     22,073     814,500 SH          Other      1         814,500
Nokia Corp                     SPONS ADR       654902204      2,975     175,000 SH          Other      1         175,000
Northrop Grumman Corp          COM             666807102      2,089      21,856 SH          Other      1          21,856
NPS Pharmaceuticals Inc.       COM             62936P103     21,224     691,801 SH          Other      1         691,801
Onesource Information          COM             68272J106      2,780     295,118 SH          Other      1         295,118
Penn Nat'l Gaming Inc.         COM             707569109      5,012     216,790 SH          Other      1         216,790
Pfizer                         COM             717081103    107,363   3,038,850 SH          Other      1       3,038,850
PG&E Corporation               COM             69331C108     99,022   3,565,800 SH          Other      1       3,565,800
Plains All Amer Pipeline       UNIT LTD PARTN  726503105      2,921      90,000 SH          Other      1          90,000
Plains Resources               COM PAR $0.10   726540503      4,995     311,200 SH          Other      1         311,200
Platinum Underwriters Hldgs    COM             G7127P100     21,900     730,000 SH          Other      1         730,000
Potash Corp of Saskatchewan    COM             73755L107     36,840     426,000 SH          Other      1         426,000
PRG-Schultz International      COM             69357C107     10,230   2,087,666 SH          Other      1       2,087,666
Prime Hospitality Corp         COM             741917108      2,877     282,100 SH          Other      1         282,100
Quantum Corp                   COM DSSG        747906204        683     218,800 SH          Other      1         218,800
Regal Entertainment Group      CL A            758766109     17,867     870,700 SH          Other      1         870,700
Register Com Inc               COM             75914G101     11,753   2,300,000 SH          Other      1       2,300,000
Salix Pharmaceuticals Ltd      COM             795435106     15,876     700,000 SH          Other      1         700,000
Sappi Ltd.                     SPONS ADR NEW   803069202     23,048   1,686,000 SH          Other      1       1,686,000
Scitex Ltd                     ORD             809090103        794     157,000 SH          Other      1         157,000
SCO Group Inc.                 COM             78403A106      1,105      65,000 SH          Other      1          65,000
Sealed Air Corp                COM             81211K100     54,503   1,006,700 SH          Other      1       1,006,700
Sepracor Inc                   NOTE 5.75%11/1  817315AQ7     22,093  22,330,000 PRN         Other      1      22,330,000
Sepracor Inc                   SDCV 5.000%2/1  817315AL8     20,426  20,503,000 PRN         Other      1      20,503,000
Sicor Inc.                     COM             825846108     38,330   1,409,200 SH          Other      1       1,409,200
Staten Island Bancorp          COM             857550107      5,175     230,000 SH          Other      1         230,000
Telefonos De Mexico            SPON ADR ORD L  879403780     10,573     320,100 SH          Other      1         320,100
Telik Inc.                     COM             87959M109     11,500     500,000 SH          Other      1         500,000
The Dial Corporation           COM             25247D101     49,822   1,750,000 SH          Other      1       1,750,000
Trimeris Inc.                  COM             896263100     14,746     704,189 SH          Other      1         704,189
TV Azteca S.A.                 SPONS ADR       901145102     31,824   3,497,100 SH          Other      1       3,497,100
Unisource Energy Corp Co.      COM             909205106      6,781     275,000 SH          Other      1         275,000
United Stationers Inc          COM             913004107     64,719   1,581,602 SH          Other      1       1,581,602
Univision Communications       CL A            914906102     11,808     297,500 SH          Other      1         297,500
US Airways Group Inc.          CL A            911905503     11,639   1,871,600 SH          Other      1       1,871,600
Valassis Communications Inc.   COM             918866104      3,375     115,000 SH          Other      1         115,000
Waste Management Inc           COM             94106L109     11,261     380,434 SH          Other      1         380,434
Waters Corp                    COM             941848103     29,207     880,800 SH          Other      1         880,800
WebMD Corp                     COM             94769M105     27,440   3,052,300 SH          Other      1       3,052,300
WebMD Corp                     NOTE 3.25%4/0   94769MAC9      8,155   7,000,000 PRN         Other      1       7,000,000
Wellpoint Health Ntwks         COM             94973H108    160,033   1,650,000 SH          Other      1       1,650,000
West Pharmaceutical Svcs       COM             955306105      4,458     131,500 SH          Other      1         131,500
Western Digital Corp           COM             958102105     20,686   1,754,500 SH          Other      1       1,754,500
Williams Cos. Inc.             COM             969457100     27,005   2,750,000 SH          Other      1       2,750,000
Yankee Candle                  COM             984757104     42,629   1,559,800 SH          Other      1       1,559,800
Zebra Technologies             CL A            989207105     10,868     163,750 SH          Other      1         163,750